Quarterly Holdings Report
for

Fidelity® International Index Fund

May 31, 2019

SPI-QTLY-0719
1.816029.114

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 7.0%
AGL Energy Ltd.	1,262,753	$18,001,220
Alumina Ltd.	4,709,813	7,808,601
Amcor Ltd.	2,233,506	25,533,834
AMP Ltd.	5,554,459	8,361,288
APA Group unit	2,263,213	15,919,707
Aristocrat Leisure Ltd.	1,103,173	22,284,695
ASX Ltd.	373,012	19,600,951
Aurizon Holdings Ltd.	3,827,561	13,753,828
Australia & New Zealand Banking Group Ltd.	5,480,462	105,994,086
Bank of Queensland Ltd.	772,992	4,965,439
Bendigo & Adelaide Bank Ltd.	927,579	7,226,073
BHP Billiton Ltd.	5,650,161	146,819,739
BlueScope Steel Ltd.	1,024,458	7,490,425
Boral Ltd.	2,225,976	8,384,786
Brambles Ltd.	3,071,180	25,800,083
Caltex Australia Ltd.	480,189	8,790,697
Challenger Ltd.	1,042,000	5,833,282
Cimic Group Ltd.	185,657	5,816,168
Coca-Cola Amatil Ltd.	989,794	6,543,490
Cochlear Ltd.	110,661	15,363,087
Coles Group Ltd. (a)	2,179,286	18,821,545
Commonwealth Bank of Australia	3,395,592	184,932,045
Computershare Ltd.	938,394	10,858,078
Crown Ltd.	706,339	6,139,542
CSL Ltd.	868,150	123,753,404
DEXUS Property Group unit	2,090,236	18,675,958
Dominos Pizza Enterprises Ltd.	115,890	3,144,166
Flight Centre Travel Group Ltd.	103,146	3,118,968
Fortescue Metals Group Ltd.	2,657,982	14,842,929
Goodman Group unit	3,132,607	29,119,399
Harvey Norman Holdings Ltd. (b)	1,026,056	2,960,984
Incitec Pivot Ltd.	3,092,694	7,036,918
Insurance Australia Group Ltd.	4,442,029	23,572,982
Lendlease Group unit	1,070,667	10,583,784
Macquarie Group Ltd.	620,427	51,780,246
Medibank Private Ltd.	5,287,659	12,141,242
Mirvac Group unit	7,018,010	14,751,232
National Australia Bank Ltd.	5,327,957	97,744,535
Newcrest Mining Ltd.	1,475,575	27,852,329
Orica Ltd.	730,700	10,472,277
Origin Energy Ltd.	3,385,870	16,864,226
QBE Insurance Group Ltd.	2,552,167	20,661,014
Ramsay Health Care Ltd.	271,329	13,143,467
realestate.com.au Ltd.	100,502	6,203,529
Rio Tinto Ltd.	710,352	49,424,949
Santos Ltd.	3,397,183	15,883,658
Scentre Group unit	10,205,610	26,902,600
SEEK Ltd.	631,708	9,158,711
Sonic Healthcare Ltd.	862,961	15,654,333
South32 Ltd.	9,671,246	22,273,692
SP AusNet	3,498,229	4,319,564
Stockland Corp. Ltd. unit	4,618,030	14,191,626
Suncorp Group Ltd.	2,497,260	22,572,511
Sydney Airport unit	2,137,616	10,988,024
Tabcorp Holdings Ltd.	3,876,948	12,129,369
Telstra Corp. Ltd.	7,984,833	20,217,637
The GPT Group unit	3,466,710	13,851,975
TPG Telecom Ltd.	701,671	3,061,652
Transurban Group unit	5,122,743	49,502,300
Treasury Wine Estates Ltd.	1,386,727	14,477,686
Vicinity Centres unit	6,258,568	11,201,247
Washington H. Soul Pattinson & Co. Ltd.	230,555	3,569,772
Wesfarmers Ltd.	2,175,893	55,923,899
Westpac Banking Corp.	6,613,190	126,352,914
Woodside Petroleum Ltd.	1,791,306	44,013,918
Woolworths Group Ltd.	2,526,000	54,969,218
WorleyParsons Ltd.	620,588	5,674,015

TOTAL AUSTRALIA		1,815,781,548

Austria - 0.2%
Andritz AG	137,132	4,932,944
Erste Group Bank AG	578,422	20,516,346
OMV AG	282,427	13,279,956
Raiffeisen International Bank-Holding AG	280,034	6,513,328
Verbund AG	131,570	6,584,857
Voestalpine AG	221,782	5,790,239

TOTAL AUSTRIA		57,617,670

Bailiwick of Jersey - 0.7%
Experian PLC	1,744,858	52,581,865
Ferguson PLC	445,036	28,829,508
Glencore Xstrata PLC	21,339,947	68,281,013
WPP PLC	2,420,729	28,760,966

TOTAL BAILIWICK OF JERSEY		178,453,352

Belgium - 0.9%
Ageas	350,917	17,123,736
Anheuser-Busch InBev SA NV	1,461,121	118,839,482
Colruyt NV	109,928	8,169,059
Groupe Bruxelles Lambert SA	154,856	14,438,361
KBC Groep NV	479,668	31,540,785
Proximus	288,024	8,349,828
Solvay SA Class A	142,419	13,377,413
Telenet Group Holding NV	90,334	4,868,218
UCB SA	243,642	18,639,206
Umicore SA	378,402	11,286,939

TOTAL BELGIUM		246,633,027

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	1,268,950	9,800,935
Dairy Farm International Holdings Ltd.	642,934	4,918,445
Hongkong Land Holdings Ltd.	2,238,052	14,592,099
Jardine Matheson Holdings Ltd.	423,909	27,206,480
Jardine Strategic Holdings Ltd.	421,934	15,755,016
Kerry Properties Ltd.	1,250,181	4,744,263
NWS Holdings Ltd.	2,942,104	5,801,982
Shangri-La Asia Ltd.	2,333,380	2,976,421
Yue Yuen Industrial (Holdings) Ltd.	1,374,500	3,848,470

TOTAL BERMUDA		89,644,111

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	574,629	5,574,368
BeiGene Ltd. ADR (a)(b)	68,634	8,094,008
Cheung Kong Property Holdings Ltd.	4,969,925	35,945,271
CK Hutchison Holdings Ltd.	5,176,425	48,894,933
Melco Crown Entertainment Ltd. sponsored ADR	397,779	7,677,135
MGM China Holdings Ltd.	1,763,600	2,722,039
Minth Group Ltd.	122,042	353,382
Sands China Ltd.	4,654,800	21,078,429
WH Group Ltd. (c)	18,305,000	16,484,785
Wharf Real Estate Investment Co. Ltd.	2,342,585	16,001,611
Wynn Macau Ltd.	2,950,800	6,300,922

TOTAL CAYMAN ISLANDS		169,126,883

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	6,966	7,112,204
Series B	12,782	13,649,665
Carlsberg A/S Series B	206,060	27,145,038
Christian Hansen Holding A/S	202,255	21,112,920
Coloplast A/S Series B	228,353	24,342,805
Danske Bank A/S	1,288,978	21,210,762
DONG Energy A/S (c)	363,030	28,935,088
DSV de Sammensluttede Vognmaend A/S	342,513	30,609,790
Genmab A/S (a)	118,435	20,330,630
H Lundbeck A/S	131,742	5,289,624
ISS Holdings A/S	302,400	8,511,461
Novo Nordisk A/S Series B	3,300,954	155,337,412
Novozymes A/S Series B	422,482	19,883,142
Pandora A/S	200,617	7,451,823
Tryg A/S	230,620	7,224,233
Vestas Wind Systems A/S	374,569	30,706,511
William Demant Holding A/S (a)	217,135	7,272,806

TOTAL DENMARK		436,125,914

Finland - 1.1%
Elisa Corp. (A Shares)	273,053	12,177,243
Fortum Corp.	857,551	18,326,791
Kone Oyj (B Shares)	650,281	35,458,582
Metso Corp.	198,512	6,420,174
Neste Oyj	811,765	27,441,683
Nokia Corp.	10,806,785	54,146,974
Nokian Tyres PLC	238,727	6,824,696
Nordea Bank ABP (Stockholm Stock Exchange)	5,823,732	41,125,380
Orion Oyj (B Shares)	196,244	6,419,171
Sampo Oyj (A Shares)	848,753	36,697,893
Stora Enso Oyj (R Shares)	1,117,233	11,809,682
UPM-Kymmene Corp.	1,024,200	25,652,628
Wartsila Corp.	853,375	12,474,557

TOTAL FINLAND		294,975,454

France - 9.8%
Accor SA	353,564	13,050,272
Aeroports de Paris	56,584	9,684,203
Air Liquide SA	503,187	62,566,243
Alstom SA	300,546	13,725,663
Amundi SA (c)	114,340	7,421,400
Arkema SA	130,957	10,989,952
Atos Origin SA (b)	188,838	14,391,717
AXA SA	3,721,987	91,636,973
BIC SA	48,643	3,798,473
bioMerieux SA	78,617	6,424,544
BNP Paribas SA	2,156,111	98,455,588
Bollore SA	1,666,392	7,524,627
Bouygues SA	428,129	14,984,648
Bureau Veritas SA	551,638	13,009,299
Bureau Veritas SA rights (a)(b)(d)	501,344	313,643
Capgemini SA (b)	305,025	34,109,944
Carrefour SA	1,138,749	21,423,064
Casino Guichard Perrachon SA (b)	103,906	3,954,798
CNP Assurances	324,629	6,959,432
Compagnie de St. Gobain	944,515	34,067,699
Covivio	87,059	9,132,523
Covivio rights 12/31/99 (a)(d)	87,059	447,387
Credit Agricole SA (b)	2,201,966	25,165,046
Danone SA	1,182,280	94,439,651
Dassault Aviation SA	4,779	5,963,506
Dassault Systemes SA	250,749	37,214,506
Edenred SA	460,064	21,020,984
Edenred SA rights 6/5/19 (a)(d)	460,064	442,006
EDF SA	956,321	13,418,526
EDF SA (a)	200,740	2,816,664
EDF SA:
rights (a)(d)	956,321	170,937
rights 12/31/49 (a)(d)	200,740	35,881
Eiffage SA	149,572	14,299,935
ENGIE	3,499,497	48,672,815
Essilor International SA	540,452	61,944,197
Eurazeo SA	77,642	5,434,121
Eutelsat Communications	329,898	5,813,806
Faurecia SA	144,337	5,332,408
Gecina SA	87,116	12,457,170
Groupe Eurotunnel SA	844,093	13,022,533
Hermes International SCA	60,864	40,442,961
ICADE	57,526	4,887,366
Iliad SA	50,893	5,881,662
Imerys SA	66,143	2,869,952
Ingenico SA	115,157	9,208,598
Ipsen SA	72,400	8,646,249
JCDecaux SA	144,804	4,044,195
Kering SA	145,282	75,624,517
Klepierre SA	388,600	13,227,773
L'Oreal SA (a)	201,944	54,234,658
L'Oreal SA	281,706	75,655,769
Legrand SA	513,370	34,490,969
LVMH Moet Hennessy - Louis Vuitton SA	532,825	201,058,307
Michelin CGDE Series B	327,709	37,690,006
Natixis SA	1,817,417	8,342,615
Orange SA	3,824,724	59,187,522
Pernod Ricard SA	407,222	71,787,648
Peugeot Citroen SA	1,129,285	25,193,767
Publicis Groupe SA	407,808	22,302,616
Remy Cointreau SA (b)	43,550	5,984,182
Renault SA	369,671	22,267,772
Rexel SA	45,463	491,130
Safran SA	628,181	82,420,406
Sanofi SA	2,153,493	173,910,336
Sartorius Stedim Biotech	52,998	7,347,553
Schneider Electric SA	1,054,553	83,288,471
SCOR SE	313,109	12,882,755
SEB SA	42,873	7,007,122
Societe Generale:
rights 6/7/19 (a)(d)	1,473,715	3,621,994
Series A	1,473,715	36,977,262
Sodexo SA (a)	84,696	9,745,668
Sodexo SA	85,289	9,813,902
SR Teleperformance SA	111,255	21,377,626
Suez Environnement SA (b)	655,759	8,772,659
Thales SA	204,764	22,545,807
Total SA	4,561,016	236,477,914
Ubisoft Entertainment SA (a)	160,416	13,109,110
Valeo SA	461,377	12,205,319
Veolia Environnement SA	1,035,113	23,948,557
VINCI SA	975,495	96,401,429
Vivendi SA	1,754,214	47,234,678
Wendel SA	52,754	6,718,491
Worldline SA (a)(c)	157,843	9,504,419

TOTAL FRANCE		2,554,568,496

Germany - 7.9%
adidas AG	345,908	99,003,654
Allianz SE	814,025	180,249,988
Axel Springer Verlag AG	92,304	5,728,172
BASF AG	1,760,616	116,189,851
Bayer AG	1,787,525	105,703,142
Bayerische Motoren Werke AG (BMW)	634,528	43,963,681
Beiersdorf AG	194,190	22,355,601
Brenntag AG	296,924	13,792,446
Carl Zeiss Meditec AG	77,105	7,257,114
Commerzbank AG	1,929,247	13,582,438
Continental AG	211,704	28,792,010
Covestro AG (c)	333,883	14,632,688
Daimler AG (Germany)	1,742,931	90,414,302
Delivery Hero AG (a)(c)	215,811	9,294,145
Deutsche Bank AG	3,771,021	25,643,290
Deutsche Borse AG	364,260	50,132,750
Deutsche Lufthansa AG	449,674	8,565,124
Deutsche Post AG	1,898,155	55,844,669
Deutsche Telekom AG	6,392,200	107,618,864
Deutsche Wohnen AG (Bearer)	686,562	32,405,443
Drillisch AG (b)	102,066	3,119,670
E.ON AG	4,222,658	44,149,734
Evonik Industries AG	358,404	9,417,197
Fraport AG Frankfurt Airport Services Worldwide	79,295	6,245,201
Fresenius Medical Care AG & Co. KGaA	413,321	30,119,385
Fresenius SE & Co. KGaA	800,104	40,589,101
GEA Group AG	294,615	8,057,082
Hannover Reuck SE	115,068	17,251,171
HeidelbergCement Finance AG	285,773	21,249,367
Henkel AG & Co. KGaA	191,861	16,632,591
Hochtief AG	48,303	5,752,317
Hugo Boss AG	120,071	6,988,554
Infineon Technologies AG	2,183,165	38,882,160
innogy SE (c)	264,378	11,985,298
KION Group AG	124,883	6,813,817
Knorr-Bremse AG	92,980	10,236,645
Lanxess AG	165,510	8,296,440
Merck KGaA	248,453	23,997,774
Metro Wholesale & Food Specialist AG	340,725	5,370,844
MTU Aero Engines Holdings AG	100,204	21,672,145
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	286,807	69,239,832
Puma AG	15,925	9,260,014
RWE AG	1,049,059	26,204,942
SAP SE	1,885,084	232,216,195
Siemens AG	1,467,493	166,047,090
Siemens Healthineers AG (c)	288,454	11,230,287
Symrise AG	246,856	23,126,507
Telefonica Deutschland Holding AG	1,716,392	4,814,760
Thyssenkrupp AG (b)	776,715	9,835,461
TUI AG	306,138	2,823,569
TUI AG (GB)	537,495	4,960,555
Uniper SE	387,715	10,876,040
United Internet AG	233,324	8,354,086
Volkswagen AG	60,561	9,613,878
Vonovia SE	943,868	49,516,603
Vonovia SE rights 6/13/19 (a)(d)	943,868	1,518,397
Wirecard AG	224,962	35,209,413
Zalando SE (a)(c)	240,510	9,549,091

TOTAL GERMANY		2,052,392,585

Hong Kong - 2.8%
AIA Group Ltd.	23,167,200	217,637,513
Bank of East Asia Ltd.	2,466,550	7,676,948
BOC Hong Kong (Holdings) Ltd.	7,109,066	27,295,302
CLP Holdings Ltd.	3,157,657	35,706,934
Galaxy Entertainment Group Ltd.	4,155,000	25,122,233
Hang Lung Group Ltd.	567,048	1,515,349
Hang Lung Properties Ltd.	3,848,423	8,099,825
Hang Seng Bank Ltd.	1,468,501	36,808,292
Henderson Land Development Co. Ltd.	2,783,381	14,379,260
Hong Kong & China Gas Co. Ltd.	19,506,434	43,095,769
Hong Kong Exchanges and Clearing Ltd.	2,279,765	72,526,279
Hysan Development Co. Ltd.	1,198,677	6,238,371
Link (REIT)	4,046,308	48,413,964
MTR Corp. Ltd.	2,948,287	18,032,969
New World Development Co. Ltd.	11,795,803	17,393,790
PCCW Ltd.	8,298,863	4,721,308
Power Assets Holdings Ltd.	2,657,176	18,370,817
Sino Land Ltd.	5,835,602	9,334,522
SJM Holdings Ltd.	3,902,000	4,320,319
Sun Hung Kai Properties Ltd.	3,057,176	48,395,066
Swire Pacific Ltd. (A Shares)	954,384	11,297,439
Swire Properties Ltd.	2,243,400	9,243,110
Techtronic Industries Co. Ltd.	2,643,000	16,856,835
Vitasoy International Holdings Ltd.	969,793	5,201,803
Wharf Holdings Ltd.	2,321,585	5,937,558
Wheelock and Co. Ltd.	1,570,000	10,393,836

TOTAL HONG KONG		724,015,411

Ireland - 0.6%
AIB Group PLC	1,548,193	6,368,254
Bank Ireland Group PLC	1,863,192	9,995,195
CRH PLC	1,555,990	48,789,618
DCC PLC (United Kingdom)	188,546	15,851,557
James Hardie Industries PLC CDI	854,181	10,867,282
Kerry Group PLC Class A	305,191	35,287,717
Kingspan Group PLC (Ireland)	294,082	15,329,383
Paddy Power Betfair PLC (Ireland)	151,318	10,768,160
Smurfit Kappa Group PLC	432,814	11,991,250

TOTAL IRELAND		165,248,416

Isle of Man - 0.1%
Gaming VC Holdings SA	1,117,206	8,466,092
Genting Singapore Ltd.	11,409,659	7,226,034

TOTAL ISLE OF MAN		15,692,126

Israel - 0.6%
Azrieli Group	81,344	4,858,066
Bank Hapoalim BM (Reg.)	2,175,584	15,795,805
Bank Leumi le-Israel BM	2,869,978	19,372,807
Bezeq The Israel Telecommunication Corp. Ltd.	37,957	23,538
Check Point Software Technologies Ltd. (a)(b)	240,564	26,529,398
CyberArk Software Ltd. (a)(b)	71,414	9,430,219
Elbit Systems Ltd. (Israel)	44,578	6,394,461
Israel Chemicals Ltd.	1,352,258	6,837,574
Israel Discount Bank Ltd. (Class A)	1,260,611	4,847,568
Mizrahi Tefahot Bank Ltd.	264,123	5,820,017
NICE Systems Ltd. (a)	104,895	14,548,897
NICE Systems Ltd. sponsored ADR (a)(b)	14,002	1,958,180
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)(b)	2,090,710	18,084,642
Wix.com Ltd. (a)	88,208	12,114,487

TOTAL ISRAEL		146,615,659

Italy - 1.8%
Assicurazioni Generali SpA	2,100,453	36,875,579
Atlantia SpA	951,438	23,872,711
Davide Campari-Milano SpA	1,118,487	10,927,033
Enel SpA	15,588,878	96,950,499
Eni SpA	4,880,627	73,514,567
FinecoBank SpA	993,625	10,296,621
Intesa Sanpaolo SpA	28,544,392	58,221,450
Leonardo SpA	768,367	8,534,026
Mediobanca SpA	1,192,387	11,018,926
Moncler SpA	345,526	12,738,144
Pirelli & C. SpA (c)	760,461	4,337,797
Poste Italiane SpA (c)	999,157	9,711,012
Prysmian SpA	456,885	7,620,408
Recordati SpA	200,800	8,299,978
Snam Rete Gas SpA	3,993,236	20,092,540
Telecom Italia SpA (a)	17,673,450	8,688,463
Terna SpA	2,692,336	16,440,324
UniCredit SpA	3,850,953	43,829,715

TOTAL ITALY		461,969,793

Japan - 23.5%
ABC-MART, Inc.	62,800	3,919,949
ACOM Co. Ltd.	771,700	2,571,346
Advantest Corp.	383,100	8,891,384
AEON Co. Ltd.	1,255,100	21,622,117
AEON Financial Service Co. Ltd.	217,100	3,453,988
AEON MALL Co. Ltd.	196,840	2,888,350
Agc, Inc.	350,235	11,212,227
Air Water, Inc.	287,300	4,246,322
Aisin Seiki Co. Ltd.	311,500	10,257,146
Ajinomoto Co., Inc.	842,866	14,336,735
Alfresa Holdings Corp.	360,800	9,022,042
All Nippon Airways Ltd.	221,400	7,402,350
Alps Electric Co. Ltd.	402,700	6,618,900
Amada Holdings Co. Ltd.	643,600	6,599,707
Aozora Bank Ltd.	224,200	5,425,688
Asahi Group Holdings	697,303	30,618,645
ASAHI INTECC Co. Ltd.	186,900	9,542,961
Asahi Kasei Corp.	2,429,627	24,887,948
Astellas Pharma, Inc.	3,610,700	48,386,775
Bandai Namco Holdings, Inc.	383,450	18,773,331
Bank of Kyoto Ltd.	102,400	3,976,748
Benesse Holdings, Inc.	137,300	3,184,848
Bridgestone Corp.	1,095,379	40,740,086
Brother Industries Ltd.	423,500	7,205,673
Calbee, Inc.	154,400	4,378,460
Canon, Inc.	1,921,244	54,125,250
Casio Computer Co. Ltd.	373,200	4,148,852
Central Japan Railway Co.	276,200	57,409,343
Chiba Bank Ltd.	1,085,674	5,170,183
Chubu Electric Power Co., Inc.	1,236,164	16,856,435
Chugai Pharmaceutical Co. Ltd.	429,725	28,552,728
Chugoku Electric Power Co., Inc.	533,600	6,684,820
Coca-Cola West Co. Ltd.	237,400	5,387,196
Concordia Financial Group Ltd.	2,035,384	7,743,296
Credit Saison Co. Ltd.	303,852	3,257,832
CyberAgent, Inc.	191,400	7,318,027
Dai Nippon Printing Co. Ltd.	466,721	10,080,632
Dai-ichi Mutual Life Insurance Co.	2,069,500	29,724,333
Daicel Chemical Industries Ltd.	496,700	4,211,192
Daifuku Co. Ltd.	194,700	9,685,268
Daiichi Sankyo Kabushiki Kaisha	1,086,670	52,415,747
Daikin Industries Ltd.	477,694	57,772,429
Dainippon Sumitomo Pharma Co. Ltd.	300,100	6,131,896
Daito Trust Construction Co. Ltd.	138,363	17,976,460
Daiwa House Industry Co. Ltd.	1,089,084	32,539,723
Daiwa House REIT Investment Corp.	3,524	8,329,866
Daiwa Securities Group, Inc.	2,938,985	12,784,239
DENSO Corp.	831,038	31,962,086
Dentsu, Inc.	418,300	13,614,184
Disco Corp.	51,800	7,153,056
East Japan Railway Co.	585,700	55,495,359
Eisai Co. Ltd.	483,478	28,326,368
Electric Power Development Co. Ltd.	275,980	6,046,353
FamilyMart Co. Ltd.	487,000	11,695,887
Fanuc Corp.	371,572	62,660,135
Fast Retailing Co. Ltd.	111,800	64,275,800
Fuji Electric Co. Ltd.	243,930	8,076,995
Fujifilm Holdings Corp.	691,305	32,940,627
Fujitsu Ltd.	377,007	25,415,827
Fukuoka Financial Group, Inc.	335,060	5,704,723
GMO Payment Gateway, Inc.	78,500	5,237,271
Hakuhodo DY Holdings, Inc.	448,500	7,002,727
Hamamatsu Photonics K.K.	266,300	9,492,155
Hankyu Hanshin Holdings, Inc.	440,200	15,789,210
Hikari Tsushin, Inc.	39,700	8,019,400
Hino Motors Ltd.	555,400	4,379,044
Hirose Electric Co. Ltd.	62,977	6,855,209
Hisamitsu Pharmaceutical Co., Inc.	100,800	4,028,540
Hitachi Chemical Co. Ltd.	200,100	5,313,988
Hitachi Construction Machinery Co. Ltd.	204,600	4,723,941
Hitachi High-Technologies Corp.	130,400	5,498,708
Hitachi Ltd.	1,854,154	62,434,812
Hitachi Metals Ltd.	416,000	4,115,973
Honda Motor Co. Ltd.	3,126,960	76,903,114
Hoshizaki Corp. (a)	104,300	7,864,669
Hoya Corp.	730,716	50,579,353
Hulic Co. Ltd.	509,400	4,031,357
Idemitsu Kosan Co. Ltd.	376,715	10,582,198
IHI Corp.	278,318	6,168,252
Iida Group Holdings Co. Ltd.	280,200	4,431,032
INPEX Corp.	1,963,600	15,801,700
Isetan Mitsukoshi Holdings Ltd.	638,087	5,262,363
Isuzu Motors Ltd.	1,064,100	11,689,866
Itochu Corp.	2,586,786	47,489,113
ITOCHU Techno-Solutions Corp.	184,500	4,554,499
J. Front Retailing Co. Ltd.	439,900	4,580,470
Japan Airlines Co. Ltd.	221,900	6,958,426
Japan Airport Terminal Co. Ltd.	97,400	3,670,360
Japan Exchange Group, Inc.	982,100	15,131,706
Japan Post Bank Co. Ltd.	777,300	7,944,149
Japan Post Holdings Co. Ltd.	3,021,700	33,465,594
Japan Prime Realty Investment Corp.	1,508	6,456,253
Japan Real Estate Investment Corp.	2,526	15,030,260
Japan Retail Fund Investment Corp.	5,027	10,126,362
Japan Tobacco, Inc.	2,303,400	52,813,565
JFE Holdings, Inc.	943,475	13,029,319
JGC Corp.	423,417	5,613,653
JSR Corp.	364,516	5,151,831
JTEKT Corp.	390,300	4,105,319
JX Holdings, Inc.	6,163,700	29,290,190
Kajima Corp.	863,458	11,793,889
Kakaku.com, Inc.	260,300	5,249,446
Kamigumi Co. Ltd.	206,331	4,853,981
Kaneka Corp.	90,511	3,105,582
Kansai Electric Power Co., Inc.	1,353,236	15,763,484
Kansai Paint Co. Ltd.	335,700	6,320,501
Kao Corp.	937,650	72,762,771
Kawasaki Heavy Industries Ltd.	269,194	5,986,899
KDDI Corp.	3,400,900	87,107,067
Keihan Electric Railway Co., Ltd.	184,900	7,962,106
Keihin Electric Express Railway Co. Ltd.	417,630	7,046,222
Keio Corp.	197,582	13,156,163
Keisei Electric Railway Co.	245,500	9,152,189
Keyence Corp.	174,924	98,281,583
Kikkoman Corp.	280,249	11,584,932
Kintetsu Group Holdings Co. Ltd.	329,710	15,763,930
Kirin Holdings Co. Ltd.	1,580,956	34,192,534
Kobayashi Pharmaceutical Co. Ltd.	94,500	6,998,095
Kobe Steel Ltd.	611,700	3,774,886
Koito Manufacturing Co. Ltd.	201,300	9,278,031
Komatsu Ltd.	1,773,045	38,921,235
Konami Holdings Corp.	176,800	8,318,126
Konica Minolta, Inc.	857,400	7,522,465
Kose Corp.	64,000	10,061,192
Kubota Corp.	2,010,764	30,572,158
Kuraray Co. Ltd.	604,586	6,903,489
Kurita Water Industries Ltd.	191,100	4,558,805
Kyocera Corp.	617,004	37,444,470
Kyowa Hakko Kirin Co., Ltd.	467,289	8,795,649
Kyushu Electric Power Co., Inc.	728,370	7,187,668
Kyushu Railway Co.	307,600	9,151,184
Lawson, Inc.	94,216	4,403,830
LINE Corp. (a)(b)	115,500	3,363,928
Lion Corp.	430,900	8,332,587
LIXIL Group Corp.	503,959	6,442,552
M3, Inc.	808,200	15,199,116
Makita Corp.	431,100	15,004,198
Marubeni Corp.	3,005,644	18,769,792
Marui Group Co. Ltd.	361,249	7,511,986
Maruichi Steel Tube Ltd.	109,000	2,846,412
Mazda Motor Corp.	1,098,900	10,669,592
McDonald's Holdings Co. (Japan) Ltd.	126,500	5,749,069
Mebuki Financial Group, Inc.	1,708,510	4,269,432
Medipal Holdings Corp.	352,000	7,598,002
Meiji Holdings Co. Ltd.	219,758	15,394,875
Mercari, Inc. (a)	142,700	4,170,424
Minebea Mitsumi, Inc.	698,200	10,147,667
Misumi Group, Inc.	547,300	12,810,988
Mitsubishi Chemical Holdings Corp.	2,460,675	16,036,096
Mitsubishi Corp.	2,592,902	67,198,519
Mitsubishi Electric Corp.	3,501,206	43,485,259
Mitsubishi Estate Co. Ltd.	2,272,623	41,686,994
Mitsubishi Gas Chemical Co., Inc.	308,033	3,814,294
Mitsubishi Heavy Industries Ltd.	615,525	26,910,235
Mitsubishi Materials Corp.	214,893	5,589,108
Mitsubishi Motors Corp. of Japan	1,265,500	5,925,920
Mitsubishi Tanabe Pharma Corp.	432,500	5,086,047
Mitsubishi UFJ Financial Group, Inc.	23,600,730	108,394,079
Mitsubishi UFJ Lease & Finance Co. Ltd.	776,700	3,853,942
Mitsui & Co. Ltd.	3,181,623	48,854,763
Mitsui Chemicals, Inc.	351,136	7,661,452
Mitsui Fudosan Co. Ltd.	1,714,077	41,412,361
Mitsui OSK Lines Ltd.	224,128	4,739,305
Mizuho Financial Group, Inc.	46,277,300	65,235,448
MonotaRO Co. Ltd.	237,200	5,010,051
MS&AD Insurance Group Holdings, Inc.	910,984	28,799,163
Murata Manufacturing Co. Ltd.	1,102,062	47,082,057
Nabtesco Corp.	213,500	5,317,376
Nagoya Railroad Co. Ltd.	346,300	9,533,546
NEC Corp.	475,054	17,538,193
New Hampshire Foods Ltd.	165,070	6,674,033
Nexon Co. Ltd. (a)	943,800	13,998,957
NGK Insulators Ltd.	494,209	6,674,131
NGK Spark Plug Co. Ltd.	296,100	5,168,212
Nidec Corp.	428,684	53,144,174
Nikon Corp.	608,238	8,315,459
Nintendo Co. Ltd.	217,296	76,705,045
Nippon Building Fund, Inc.	2,575	17,610,369
Nippon Electric Glass Co. Ltd.	153,600	3,677,275
Nippon Express Co. Ltd.	153,554	8,146,674
Nippon Paint Holdings Co. Ltd.	283,600	11,138,895
Nippon Prologis REIT, Inc.	3,310	7,201,411
Nippon Steel & Sumitomo Metal Corp.	1,552,063	25,666,982
Nippon Telegraph & Telephone Corp.	1,234,800	55,246,351
Nippon Yusen KK	295,957	4,448,357
Nissan Chemical Corp.	243,400	10,277,155
Nissan Motor Co. Ltd.	4,443,548	30,163,130
Nisshin Seifun Group, Inc.	378,323	8,785,512
Nissin Food Holdings Co. Ltd.	120,123	7,265,303
Nitori Holdings Co. Ltd.	153,900	18,262,518
Nitto Denko Corp.	300,594	13,058,367
NKSJ Holdings, Inc.	645,103	24,334,377
Nomura Holdings, Inc.	6,374,247	19,946,316
Nomura Real Estate Holdings, Inc.	237,700	4,870,139
Nomura Real Estate Master Fund, Inc.	7,470	11,604,215
Nomura Research Institute Ltd.	217,155	10,547,784
NSK Ltd.	680,876	5,432,833
NTT Data Corp.	1,212,200	14,415,265
NTT DOCOMO, Inc.	2,554,700	58,722,398
Obayashi Corp.	1,247,804	11,427,438
OBIC Co. Ltd.	124,200	14,896,701
Odakyu Electric Railway Co. Ltd.	567,000	13,960,421
Oji Holdings Corp.	1,671,952	8,619,868
Olympus Corp.	2,233,216	26,297,841
OMRON Corp.	370,160	17,420,264
Ono Pharmaceutical Co. Ltd.	723,400	12,752,417
Oracle Corp. Japan	73,100	5,078,301
Oriental Land Co. Ltd.	384,324	46,756,841
ORIX Corp.	2,540,880	35,823,198
Osaka Gas Co. Ltd.	719,905	12,757,067
Otsuka Corp.	197,500	7,637,914
Otsuka Holdings Co. Ltd.	749,800	25,062,226
Pan Pacific International Hold	212,800	13,123,955
Panasonic Corp.	4,238,373	33,470,483
Park24 Co. Ltd.	223,500	4,191,018
PeptiDream, Inc. (a)	178,500	8,836,220
Persol Holdings Co., Ltd.	340,800	7,211,657
Pigeon Corp.	219,400	8,280,536
Pola Orbis Holdings, Inc.	172,800	4,739,083
Rakuten, Inc.	1,653,100	17,092,289
Recruit Holdings Co. Ltd.	2,277,100	72,208,578
Renesas Electronics Corp. (a)	1,441,800	6,485,160
Resona Holdings, Inc.	4,039,800	17,024,628
Ricoh Co. Ltd.	1,289,170	12,451,334
Rinnai Corp.	64,200	4,202,246
ROHM Co. Ltd.	181,544	11,128,722
Ryohin Keikaku Co. Ltd.	45,100	8,134,312
Sankyo Co. Ltd. (Gunma)	86,200	3,283,200
Santen Pharmaceutical Co. Ltd.	704,400	10,091,564
SBI Holdings, Inc. Japan	454,260	10,423,942
Secom Co. Ltd.	402,867	34,380,860
Sega Sammy Holdings, Inc.	332,800	3,931,872
Seibu Holdings, Inc.	395,800	6,600,278
Seiko Epson Corp.	532,200	7,800,119
Sekisui Chemical Co. Ltd.	702,593	10,278,938
Sekisui House Ltd.	1,195,067	19,114,796
Seven & i Holdings Co. Ltd.	1,446,500	48,686,787
Seven Bank Ltd.	1,150,100	2,934,114
SG Holdings Co. Ltd.	277,100	7,483,762
Sharp Corp.	405,400	3,646,314
Shimadzu Corp.	426,500	10,592,787
Shimamura Co. Ltd.	42,700	3,251,041
SHIMANO, Inc.	142,300	21,722,884
SHIMIZU Corp.	1,136,016	9,224,539
Shin-Etsu Chemical Co. Ltd.	696,562	57,520,319
Shinsei Bank Ltd.	300,000	4,241,278
Shionogi & Co. Ltd.	516,691	28,172,756
Shiseido Co. Ltd.	767,350	55,053,312
Shizuoka Bank Ltd.	887,374	6,981,825
Showa Denko K.K.	259,000	7,023,707
SMC Corp.	109,771	35,780,236
SoftBank Corp.	3,209,400	41,674,088
SoftBank Corp.	1,583,430	146,914,640
Sohgo Security Services Co., Ltd.	139,300	6,714,851
Sony Corp.	2,437,885	116,832,559
Sony Financial Holdings, Inc.	293,000	6,463,379
Stanley Electric Co. Ltd.	248,525	5,638,353
Subaru Corp.	1,181,600	27,303,804
Sumco Corp.	479,200	5,222,532
Sumitomo Chemical Co. Ltd.	2,829,834	12,161,136
Sumitomo Corp.	2,281,042	32,770,323
Sumitomo Electric Industries Ltd.	1,448,906	17,404,477
Sumitomo Heavy Industries Ltd.	209,164	6,577,065
Sumitomo Metal Mining Co. Ltd.	445,632	11,653,210
Sumitomo Mitsui Financial Group, Inc.	2,550,700	88,386,609
Sumitomo Mitsui Trust Holdings, Inc.	637,172	23,280,287
Sumitomo Realty & Development Co. Ltd.	639,100	23,499,829
Sumitomo Rubber Industries Ltd.	330,100	3,646,135
Sundrug Co. Ltd.	138,000	3,446,218
Suntory Beverage & Food Ltd.	266,500	11,087,114
Suzuken Co. Ltd.	138,716	8,530,491
Suzuki Motor Corp.	706,500	33,431,191
Sysmex Corp.	321,600	22,233,488
T&D Holdings, Inc.	1,070,400	11,097,148
Taiheiyo Cement Corp.	232,700	6,856,468
Taisei Corp.	388,018	14,114,570
Taisho Pharmaceutical Holdings Co. Ltd.	70,157	5,700,693
Taiyo Nippon Sanso Corp.	249,700	4,651,273
Takashimaya Co. Ltd.	44,723	472,719
Takeda Pharmaceutical Co. Ltd.	2,851,927	96,972,214
TDK Corp.	249,325	16,785,931
Teijin Ltd.	335,868	5,459,625
Terumo Corp.	1,237,948	34,994,066
THK Co. Ltd.	229,300	4,641,801
Tobu Railway Co. Ltd.	363,659	10,553,911
Toho Co. Ltd.	217,754	9,332,611
Toho Gas Co. Ltd.	140,900	5,488,976
Tohoku Electric Power Co., Inc.	820,490	8,368,294
Tokio Marine Holdings, Inc.	1,242,800	61,591,263
Tokyo Century Corp.	82,400	3,317,644
Tokyo Electric Power Co., Inc. (a)	2,928,518	15,022,924
Tokyo Electron Ltd.	301,118	40,525,925
Tokyo Gas Co. Ltd.	736,179	18,273,658
Tokyu Corp.	960,177	16,996,904
Tokyu Fudosan Holdings Corp.	1,161,200	6,450,320
Toppan Printing Co. Ltd.	470,606	6,841,741
Toray Industries, Inc.	2,677,283	18,309,337
Toshiba Corp.	1,067,988	33,875,107
Tosoh Corp.	492,500	6,201,583
Toto Ltd.	272,092	10,086,058
Toyo Seikan Group Holdings Ltd.	272,700	5,146,751
Toyo Suisan Kaisha Ltd.	168,000	6,562,644
Toyoda Gosei Co. Ltd.	125,800	2,184,966
Toyota Industries Corp.	281,686	14,402,455
Toyota Motor Corp.	4,380,463	257,302,147
Toyota Tsusho Corp.	408,300	11,710,220
Trend Micro, Inc.	242,500	10,820,842
Tsuruha Holdings, Inc.	70,200	5,603,518
Unicharm Corp.	774,840	23,113,837
United Urban Investment Corp.	5,574	9,202,184
USS Co. Ltd.	417,800	7,900,244
Welcia Holdings Co. Ltd.	92,300	3,228,374
West Japan Railway Co.	314,900	24,632,891
Yahoo! Japan Corp.	5,436,900	15,570,250
Yakult Honsha Co. Ltd.	231,066	13,120,816
Yamada Denki Co. Ltd.	1,193,650	5,587,725
Yamaguchi Financial Group, Inc.	102,220	753,467
Yamaha Corp.	275,743	12,339,804
Yamaha Motor Co. Ltd.	537,600	9,152,605
Yamato Holdings Co. Ltd.	593,432	11,980,824
Yamazaki Baking Co. Ltd.	232,900	3,488,870
Yaskawa Electric Corp.	460,900	13,196,085
Yokogawa Electric Corp.	438,900	8,474,303
Yokohama Rubber Co. Ltd.	229,100	3,803,747
Zozo, Inc.	391,500	6,692,223

TOTAL JAPAN		6,095,492,134

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,274,980	18,886,800
Aroundtown SA	1,514,135	12,858,904
Eurofins Scientific SA (b)	22,006	10,010,606
Millicom International Cellular SA (depository receipt)	124,865	7,009,046
RTL Group SA (b)	74,708	3,578,767
SES SA (France) (depositary receipt)	699,369	10,563,177
Tenaris SA	903,877	10,584,466

TOTAL LUXEMBOURG		73,491,766

Malta - 0.0%
BGP Holdings PLC (a)(e)	5,796,476	65
Mauritius - 0.0%
Golden Agri-Resources Ltd.	12,380,180	2,388,256
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	5,028,500	4,919,746
HKT Trust/HKT Ltd. unit	7,267,760	11,458,504

TOTAL MULTI-NATIONAL		16,378,250

Netherlands - 4.6%
ABN AMRO Group NV GDR (c)	811,958	17,154,149
Adyen BV (c)	19,825	15,963,917
AEGON NV	3,422,879	15,637,385
AEGON NV rights (a)(d)	3,445,171	577,316
AerCap Holdings NV (a)	254,016	11,384,997
Airbus Group NV	1,115,921	142,874,874
Akzo Nobel NV	437,017	36,869,887
ASML Holding NV (Netherlands)	816,348	153,681,090
CNH Industrial NV	1,957,010	17,048,563
EXOR NV	208,291	13,081,961
Ferrari NV	235,068	33,508,553
Fiat Chrysler Automobiles NV	2,083,397	26,621,567
Heineken Holding NV	221,900	21,963,549
Heineken NV (Bearer)	496,945	52,196,341
ING Groep NV (Certificaten Van Aandelen)	7,459,651	80,573,871
Koninklijke Ahold Delhaize NV	2,270,896	50,933,363
Koninklijke DSM NV	348,492	39,095,173
Koninklijke DSM NV rights (a)(d)	348,492	595,656
Koninklijke KPN NV	6,855,573	20,929,623
Koninklijke Philips Electronics NV	1,777,118	70,426,709
Koninklijke Philips Electronics NV rights (a)(d)	1,777,118	1,687,511
NN Group NV	589,035	22,386,536
NN Group NV rights (a)(d)	589,035	815,970
NXP Semiconductors NV	566,869	49,975,171
QIAGEN NV (Germany) (a)	445,871	17,015,260
Randstad NV	230,330	11,887,868
STMicroelectronics NV (France)	1,312,937	19,853,105
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	265,398	40,129,837
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,795,250	168,255,772
Vopak NV	133,608	5,477,849
Wolters Kluwer NV	536,175	37,460,703

TOTAL NETHERLANDS		1,196,064,126

New Zealand - 0.2%
Auckland International Airport Ltd.	1,869,920	10,722,239
Fisher & Paykel Healthcare Corp.	1,100,100	11,083,155
Fletcher Building Ltd.	1,618,513	5,558,864
Meridian Energy Ltd.	2,433,528	6,750,139
Ryman Healthcare Group Ltd.	768,891	5,824,838
Spark New Zealand Ltd.	3,481,994	8,690,267
The a2 Milk Co. Ltd. (a)	1,409,110	14,565,068

TOTAL NEW ZEALAND		63,194,570

Norway - 0.7%
Aker Bp ASA	203,038	5,484,441
DNB ASA	1,844,506	31,276,745
Equinor ASA	1,922,245	36,834,042
Gjensidige Forsikring ASA	379,612	7,393,405
Marine Harvest ASA	845,182	19,604,414
Norsk Hydro ASA (b)	2,585,644	9,037,868
Orkla ASA	1,465,136	12,683,102
Schibsted ASA (B Shares)	185,376	4,681,159
Telenor ASA (b)	1,413,862	29,079,511
Yara International ASA	343,243	14,742,855

TOTAL NORWAY		170,817,542

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	2,635,939	12,891,284
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(e)	2,598,658	29
Energias de Portugal SA	4,905,340	17,859,322
Galp Energia SGPS SA Class B	966,938	14,561,295
Jeronimo Martins SGPS SA	479,125	7,292,843

TOTAL PORTUGAL		39,713,489

Singapore - 1.2%
Ascendas Real Estate Investment Trust	4,801,883	10,207,104
CapitaCommercial Trust (REIT)	5,011,153	7,040,493
CapitaLand Ltd.	4,876,537	11,430,770
CapitaMall Trust	4,922,000	8,635,088
City Developments Ltd.	879,000	5,259,795
ComfortDelgro Corp. Ltd.	4,108,584	7,357,587
DBS Group Holdings Ltd.	3,438,808	60,805,595
Jardine Cycle & Carriage Ltd.	189,130	4,649,429
Keppel Corp. Ltd.	2,813,500	12,350,153
Oversea-Chinese Banking Corp. Ltd.	6,126,937	47,144,008
Sembcorp Industries Ltd.	1,922,630	3,373,035
Singapore Airlines Ltd.	1,047,825	6,948,887
Singapore Airport Terminal Service Ltd.	1,291,000	4,764,774
Singapore Exchange Ltd.	1,550,400	8,329,295
Singapore Press Holdings Ltd.	3,096,921	5,275,384
Singapore Technologies Engineering Ltd.	2,978,261	8,477,106
Singapore Telecommunications Ltd.	15,650,427	36,457,281
Suntec (REIT)	3,642,400	4,825,776
United Overseas Bank Ltd.	2,421,560	41,425,828
UOL Group Ltd.	896,350	4,410,953
Venture Corp. Ltd.	520,900	5,729,635
Wilmar International Ltd.	3,641,800	8,722,081
Yangzijiang Shipbuilding Holdings Ltd.	4,498,900	4,486,782

TOTAL SINGAPORE		318,106,839

Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	483,150	19,844,588
Aena Sme SA (c)	130,012	23,950,555
Amadeus IT Holding SA Class A	840,818	64,211,904
Banco Bilbao Vizcaya Argentaria SA	12,793,146	69,367,388
Banco de Sabadell SA	10,803,958	11,987,568
Banco Santander SA (Spain)	31,118,586	136,422,865
Bankia SA	2,355,375	5,957,279
Bankinter SA	1,282,428	9,280,800
CaixaBank SA	6,909,587	21,227,622
Cellnex Telecom SA (c)	372,743	13,096,090
Enagas SA	435,622	11,923,050
Endesa SA	611,702	15,245,826
Ferrovial SA	934,285	22,325,524
Ferrovial SA rights 5/28/19 (a)	945,768	327,535
Gas Natural SDG SA	574,786	16,393,379
Grifols SA	575,391	14,771,499
Iberdrola SA	11,251,555	104,614,214
Inditex SA	2,092,172	55,871,095
MAPFRE SA (Reg.)	2,048,835	6,015,114
Red Electrica Corporacion SA	829,180	17,574,733
Repsol SA	2,693,450	43,367,823
Siemens Gamesa Renewable Energy SA	450,627	7,022,680
Telefonica SA	8,961,494	71,861,349

TOTAL SPAIN		762,660,480

Sweden - 2.3%
Alfa Laval AB	604,246	12,417,541
ASSA ABLOY AB (B Shares)	1,925,732	37,477,710
Atlas Copco AB:
(A Shares)	1,311,978	35,391,210
(B Shares)	722,335	17,536,025
Boliden AB	522,829	233,819
Boliden AB	522,829	11,921,057
Electrolux AB (B Shares)	432,995	9,416,308
Epiroc AB:
Class A	1,278,963	11,926,238
Class B	732,990	6,645,001
Essity AB Class B	1,163,663	34,162,606
H&M Hennes & Mauritz AB (B Shares) (b)	1,541,553	23,042,781
Hexagon AB (B Shares)	500,590	23,287,060
Husqvarna AB (B Shares)	796,144	6,656,913
ICA Gruppen AB	173,305	6,911,081
Industrivarden AB (C Shares)	319,633	6,459,104
Investor AB (B Shares)	872,147	37,721,571
Kinnevik AB (B Shares)	464,257	11,843,291
Lundbergfoeretagen AB	147,137	4,839,217
Lundin Petroleum AB	359,389	9,804,549
Sandvik AB	2,167,792	33,488,986
Securitas AB (B Shares)	599,628	9,939,651
Skandinaviska Enskilda Banken AB (A Shares)	3,121,901	27,729,315
Skanska AB (B Shares)	645,819	10,586,192
SKF AB (B Shares)	731,209	11,369,258
Svenska Handelsbanken AB (A Shares)	2,928,539	28,782,121
Swedbank AB (A Shares)	1,736,641	24,906,907
Swedish Match Co. AB	336,582	15,228,221
Tele2 AB (B Shares)	962,688	13,304,140
Telefonaktiebolaget LM Ericsson (B Shares)	5,889,149	56,663,585
Telia Co. AB	5,418,164	22,697,529
Volvo AB (B Shares)	2,850,851	39,894,003

TOTAL SWEDEN		602,282,990

Switzerland - 9.1%
ABB Ltd. (Reg.)	3,537,446	64,613,326
Adecco SA (Reg.)	303,534	16,364,310
Alcon, Inc. (a)	833,290	48,461,899
Baloise Holdings AG	93,632	15,579,617
Barry Callebaut AG	4,184	8,219,653
Clariant AG (Reg.)	384,346	7,003,638
Coca-Cola HBC AG	384,210	13,853,233
Compagnie Financiere Richemont SA Series A	1,001,371	73,662,566
Credit Suisse Group AG	4,903,774	55,485,715
Dufry AG	83,007	6,799,734
Ems-Chemie Holding AG	15,584	9,338,727
Galenica AG	87,349	12,074,009
Geberit AG (Reg.)	71,057	31,360,887
Givaudan SA	17,729	46,940,903
Julius Baer Group Ltd.	431,160	16,995,635
Kuehne & Nagel International AG	103,548	13,770,203
LafargeHolcim Ltd. rights 12/31/49 (a)(d)	932,232	1,862,136
Lafargeholcim Ltd. (Reg.)	932,232	44,756,447
Lindt & Spruengli AG	193	14,456,929
Lindt & Spruengli AG (participation certificate)	2,089	13,686,732
Lonza Group AG	142,798	43,983,923
Nestle SA (Reg. S)	5,873,950	582,688,498
Novartis AG	4,158,270	357,353,223
Pargesa Holding SA	73,533	5,445,665
Partners Group Holding AG	35,825	25,153,533
Roche Holding AG (participation certificate)	1,347,396	353,896,432
Schindler Holding AG:
(participation certificate)	78,416	16,540,783
(Reg.)	38,121	7,835,507
SGS SA (Reg.)	10,232	25,905,738
Sika AG	245,099	36,449,679
Sonova Holding AG Class B	106,943	23,829,197
Straumann Holding AG	19,907	16,390,842
Swatch Group AG (Bearer)	56,947	14,315,665
Swatch Group AG (Bearer) (Reg.)	103,587	5,003,213
Swiss Life Holding AG	65,482	29,802,894
Swiss Prime Site AG	147,013	11,981,284
Swiss Re Ltd.	584,422	55,450,777
Swisscom AG	49,650	23,782,412
Temenos Group AG	122,632	21,360,320
UBS Group AG	7,388,157	85,226,680
Zurich Insurance Group Ltd.	290,122	94,113,983

TOTAL SWITZERLAND		2,351,796,547

United Kingdom - 15.8%
3i Group PLC	1,865,371	24,785,683
Admiral Group PLC	362,433	9,448,206
Anglo American PLC (United Kingdom)	2,020,653	48,409,870
Antofagasta PLC	756,657	7,488,293
Ashtead Group PLC	907,189	21,389,940
Associated British Foods PLC	682,861	21,306,417
AstraZeneca PLC (United Kingdom)	2,430,418	179,103,171
Auto Trader Group PLC (c)	1,790,720	13,537,591
Aviva PLC	7,489,972	38,290,736
BAE Systems PLC	6,134,757	35,071,403
Barclays PLC	32,868,474	61,943,256
Barratt Developments PLC	1,947,003	13,735,162
Berkeley Group Holdings PLC	235,423	10,405,268
BHP Billiton PLC	4,054,227	91,496,466
BP PLC	38,858,250	263,294,516
British American Tobacco PLC (United Kingdom)	4,396,709	152,723,443
British Land Co. PLC	1,738,993	11,740,107
BT Group PLC	16,226,247	39,569,617
Bunzl PLC	645,543	17,261,102
Burberry Group PLC	789,657	16,921,589
Carnival PLC	315,702	15,722,585
Centrica PLC	10,925,676	12,918,561
Coca-Cola European Partners PLC	454,357	25,171,378
Compass Group PLC	3,042,087	68,827,008
ConvaTec Group PLC (c)	851,424	1,502,134
Croda International PLC	246,530	15,801,950
Diageo PLC	4,635,421	194,972,907
Direct Line Insurance Group PLC	2,639,314	10,560,822
easyJet PLC	305,558	3,365,460
Evraz PLC	803,352	5,971,950
Fresnillo PLC	424,167	4,118,424
G4S PLC (United Kingdom)	2,977,748	7,879,345
GlaxoSmithKline PLC	9,522,672	183,844,438
Halma PLC	493,065	11,320,171
Hammerson PLC	198,921	681,275
Hargreaves Lansdown PLC	545,925	15,639,607
HSBC Holdings PLC (United Kingdom)	38,457,061	313,477,816
Imperial Tobacco Group PLC	1,838,063	44,500,217
Informa PLC	2,401,364	23,576,989
InterContinental Hotel Group PLC	330,239	21,313,613
Intertek Group PLC	309,512	20,723,277
Investec PLC	1,327,319	7,737,549
ITV PLC	6,955,933	9,431,606
J Sainsbury PLC	3,382,315	8,554,604
John Wood Group PLC	1,320,958	6,533,123
Johnson Matthey PLC	371,626	14,536,484
Kingfisher PLC	4,054,590	10,932,704
Land Securities Group PLC	1,351,618	14,158,976
Legal & General Group PLC	11,434,101	37,092,972
Lloyds Banking Group PLC	136,852,866	98,917,629
London Stock Exchange Group PLC	600,860	40,139,232
Marks & Spencer Group PLC	3,121,771	8,887,966
Marks & Spencer Group PLC rights 6/12/19 (a)	624,354	307,842
Meggitt PLC	1,493,831	9,265,353
Melrose Industries PLC	9,323,864	19,325,926
Merlin Entertainments PLC (c)	1,374,285	6,586,634
Micro Focus International PLC	657,129	15,861,259
Mondi PLC	704,453	14,605,917
National Grid PLC	6,538,185	65,532,058
Next PLC	264,090	19,237,922
NMC Health PLC	179,814	5,121,741
Ocado Group PLC (a)	871,918	13,167,240
Pearson PLC	1,498,980	14,920,300
Persimmon PLC	609,640	15,160,404
Prudential PLC	4,974,253	99,142,368
Reckitt Benckiser Group PLC	1,357,018	108,920,296
RELX PLC (London Stock Exchange)	3,764,022	87,678,399
Rentokil Initial PLC	3,545,761	16,810,231
Rio Tinto PLC	2,186,063	125,355,128
Rolls-Royce Holdings PLC	3,274,300	35,564,928
Royal Bank of Scotland Group PLC	9,244,490	24,942,971
Royal Dutch Shell PLC:
Class A (United Kingdom)	8,571,315	265,497,655
Class B (United Kingdom)	7,103,797	221,227,479
RSA Insurance Group PLC	1,970,485	13,766,292
Sage Group PLC	2,081,153	19,654,300
Schroders PLC	238,510	8,801,844
Scottish & Southern Energy PLC	1,967,878	26,848,932
Segro PLC	2,079,293	18,338,133
Severn Trent PLC	454,545	11,435,704
Smith & Nephew PLC	1,675,835	35,207,240
Smiths Group PLC	760,194	13,844,289
Spirax-Sarco Engineering PLC	102,037	10,784,423
St. James's Place Capital PLC	1,016,095	13,443,319
Standard Chartered PLC (United Kingdom)	5,395,700	46,863,799
Standard Life PLC	4,780,400	16,154,598
Taylor Wimpey PLC	6,294,372	13,150,033
Tesco PLC	18,782,753	53,654,600
The Weir Group PLC	498,698	9,268,040
Unilever PLC	2,128,777	129,867,737
United Utilities Group PLC	1,306,834	13,174,363
Vodafone Group PLC	48,791,538	79,658,059
Vodafone Group PLC sponsored ADR	243,221	3,942,612
Whitbread PLC	344,078	20,140,528
WM Morrison Supermarkets PLC	4,591,575	11,426,943

TOTAL UNITED KINGDOM		4,090,392,447

TOTAL COMMON STOCKS
(Cost $25,390,120,456)		25,204,531,230

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (a)	320,692	39,874,825
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	106,547	6,308,536
Fuchs Petrolub AG	132,092	5,155,976
Henkel AG & Co. KGaA	348,924	31,877,881
Porsche Automobil Holding SE (Germany)	294,805	18,370,664
Sartorius AG (non-vtg.)	68,176	12,947,679
Volkswagen AG	357,714	55,747,017

TOTAL GERMANY		130,407,753

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	11,396,116	5,323,881
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	224,623,126	283,980
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $172,895,797)		175,890,439

Money Market Funds - 1.7%
Fidelity Cash Central Fund 2.41% (f)	317,671,974	317,735,508
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	115,769,696	115,781,273
TOTAL MONEY MARKET FUNDS
(Cost $433,516,781)		433,516,781
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $25,996,533,034)		25,813,938,450
NET OTHER ASSETS (LIABILITIES) - 0.6%(h)		151,875,790
NET ASSETS - 100%		$25,965,814,240

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	6,311	June 2019	$573,638,345	$(14,750,035)	$(14,750,035)

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,877,080 or 0.9% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $27,067,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,945,550
Fidelity Securities Lending Cash Central Fund	1,478,700
Total	$3,424,250

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.